Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income (loss) before taxes are as follows (in thousands):
	Years Ended December 31,
	2021	2020	2019
Domestic	$151,987	$38,878	$(4,152)
Foreign	(370)	(48)	5,098
Income before income taxes	151,617	38,830	946

Taxes on income
The components of the provision for (benefit from) income taxes are as follows (in thousands):
	Years Ended December 31,
	2021	2020	2019
Current
Federal	$ —	$ —	$ —
State	—	—	—
Foreign	241	—	1,321
	241	—	1,321
Deferred
Federal	(508)	—	—
State	(334)	—	—
Foreign	—	—	—
	(842)	—	—
Total income tax (benefit) expense	$ (601)	$ —	$ 1,321

Reconciliation between the U.S. statutory federal income tax rate and the company's effective income tax rate
The actual income tax expense differs from the expected amount computed by applying the federal statutory corporate tax rate of 21 percent as follows (in thousands):
	Years Ended December 31,
	2021	2020	2019
Federal statutory rate	$ 31,844	$ 8,154	$ 199
State blended statutory rate	8,497	2,176	53
LLC flow-through structure	—	(10,340)	(252)
Income taxed to owners of noncontrolling interests	(21,762)	—	—
Foreign tax impact	227	10	1,321
Change in fair value of warrant liability	(19,669)	—	—
Other permanent items	901	—	—
R&D credit	(751)	—	—
Change in valuation allowance	112	—	—
Total income tax (benefit) expense	$ (601)	$ —	$ 1,321
Effective tax rate	(0.40)%	—%	139.64%

Composition of deferred tax balances
The significant components of the net deferred tax assets are as follows:
December 31, 2021
Deferred tax assets
Investment in partnership	$ 112,543
Tax receivable agreement	34,203
Net operating loss carryovers	4,694
Tax credit carryovers	751
Other	18
Total deferred tax asset	152,209
Less: valuation allowance	(112)
Net deferred tax asset	152,097

Schedule of Unrecognized Tax Benefits
The following table reflects changes in the unrecognized tax benefits since January 1, 2021 (in thousands):
December 31, 2021
Gross amount of unrecognized tax benefits as of the beginning of the period	$ —
Decreases related to prior year tax provisions	—
Increases related to current year tax provisions	188
Gross amount of unrecognized tax benefits as of the end of the period	$ 188